UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2012 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

Schedule of Portfolio Investments

May 31, 2012 (unaudited)

	Shares	Value		Shares	Value

Common Stocks - 98.4%			MetLife, Inc.	47,600	$1,390,396
Consumer Discretionary - 10.5%			Morgan Stanley	37,800	505,008
CBS Corp., Class B	39,450	$1,259,244	PNC Financial Services Group, Inc.	31,300	1,922,446
Delphi Automotive PLC*	14,400	418,032	Regions Financial Corp.	84,100	528,989
Foot Locker, Inc.	52,950	1,680,633	SLM Corp.	40,700	568,579
Home Depot, Inc., The	14,950	737,633	Total Financials		17,459,950
Lowe’s Cos, Inc.	22,900	611,888	Health Care - 13.3%
Macy’s, Inc.	44,400	1,689,420	Aetna, Inc.	16,350	668,551
News Corp., Class A	18,450	354,240	Amgen, Inc.	11,800	820,336
Wyndham Worldwide Corp.	17,050	849,090	Bristol-Myers Squibb Co.	26,475	882,676
Total Consumer Discretionary		7,600,180	Eli Lilly & Co.	17,750	726,863
Consumer Staples - 6.0%			Gilead Sciences, Inc.*	7,400	369,630
Anheuser-Busch InBev NV, ADR	17,150	1,161,055	McKesson Corp.	10,250	894,620
CVS Caremark Corp.	33,850	1,521,219	Merck & Co., Inc.	34,850	1,309,663
Herbalife, Ltd.	7,900	353,841	Pfizer, Inc.	107,800	2,357,586
Kraft Foods, Inc., Class A	33,600	1,285,872	UnitedHealth Group, Inc.	28,400	1,583,868
Total Consumer Staples		4,321,987	Total Health Care		9,613,793
Energy - 12.7%			Industrials - 8.7%
Anadarko Petroleum Corp.	13,750	838,750	Delta Air Lines, Inc.*	30,700	371,470
Apache Corp.	10,025	815,834	Eaton Corp.	20,550	876,663
Chevron Corp.	21,300	2,094,003	General Electric Co.	129,150	2,465,473
ConocoPhillips	16,050	837,168	Hertz Global Holdings, Inc.*	45,100	613,811
Devon Energy Corp.	7,250	431,520	KBR, Inc.	8,900	226,683
Energen Corp.	11,500	507,725	Timken Co.	13,700	653,490
HollyFrontier Corp.	19,250	567,490	Tyco International, Ltd.	8,600	457,176
Marathon Petroleum Corp.	19,250	694,348	United Rentals, Inc.*	17,150	592,533
Nabors Industries, Ltd.*	35,050	474,928	Total Industrials		6,257,299
National Oilwell Varco, Inc.	13,925	929,494	Information Technology - 7.1%
Suncor Energy, Inc.	23,800	642,362	Adobe Systems, Inc.*	13,900	431,595
Transocean, Ltd.	7,600	310,308	Broadcom Corp., Class A*	29,350	949,472
Total Energy		9,143,930	Cisco Systems, Inc.	85,400	1,394,582
Financials - 24.2%			EMC Corp.*	27,441	654,468
Aflac, Inc.	14,350	575,148	KLA-Tencor Corp.	11,350	520,170
Allstate Corp., The	35,700	1,211,658	Lam Research Corp.*,1	9,275	345,957
American International Group, Inc.*	33,700	983,366	Microsoft Corp.	12,400	361,956
Bank of America Corp.	125,500	922,425	Skyworks Solutions, Inc.*	17,900	480,794
Capital One Financial Corp.	20,700	1,063,359	Total Information Technology		5,138,994
Citigroup, Inc.	36,010	954,625	Materials - 6.2%
Comerica, Inc.	18,400	559,728	Agrium, Inc.	5,850	457,119
Discover Financial Services	71,500	2,367,365	Ashland, Inc.	11,125	711,221
Fifth Third Bancorp	85,100	1,136,085	CF Industries Holdings, Inc.	2,200	376,112
JPMorgan Chase & Co.	50,300	1,667,445	Domtar Corp.	4,500	355,995
KeyCorp	61,950	464,625	Freeport-McMoRan Copper & Gold, Inc., Class B	30,600	980,424
Lincoln National Corp.	30,900	638,703

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value

Materials - 6.2% (continued)			Other Investment Companies - 1.2%[2]
LyondellBasell Industries NV, Class A	27,550	$1,087,123	BNY Mellon Overnight Government Fund, 0.18%[3]	135,393	$135,393
PPG Industries, Inc.	4,825	499,098	Dreyfus Cash Management Fund,
Total Materials		4,467,092	Institutional Class Shares, 0.09%	746,280	746,280
Telecommunication Services - 3.7%			Total Other Investment Companies (cost $881,673)		881,673
AT&T, Inc.	57,300	1,957,941	Total Investments - 99.6% (cost $69,342,006)		71,921,979
Verizon Communications, Inc.	17,300	720,372	Other Assets, less Liabilities - 0.4%		284,032
Total Telecommunication Services		2,678,313	Net Assets - 100.0%		$72,206,011
Utilities - 6.0%
CMS Energy Corp.	18,400	428,720
FirstEnergy Corp.	5,900	276,061
NiSource, Inc.	50,700	1,272,063
PPL Corp.	56,750	1,553,248
Southern Co., The	18,050	828,676
Total Utilities		4,358,768
Total Common Stocks
(cost $68,460,333)		71,040,306

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

May 31, 2012 (unaudited)

	Shares	Value		Shares	Value

Common Stocks - 98.2%			Marsh & McLennan Cos., Inc.	67,925	$2,172,242
Consumer Discretionary - 12.9%			Raymond James Financial, Inc.	164,375	5,618,337
Brinker International, Inc.	66,125	$2,136,499	Regions Financial Corp.	742,900	4,672,841
CBS Corp., Class B	85,100	2,716,392	SLM Corp.	442,200	6,177,534
Dana Holding Corp.	95,475	1,271,727	Validus Holdings, Ltd.	157,825	4,952,549
Delphi Automotive PLC*	49,075	1,424,647	Total Financials		83,744,891
Foot Locker, Inc.	224,550	7,127,217	Health Care - 5.8%
GNC Holdings, Inc., Class A	118,025	4,547,503	Agilent Technologies, Inc.	90,100	3,663,466
Macy’s, Inc.	155,825	5,929,141	Cardinal Health, Inc.	133,150	5,509,747
MDC Holdings, Inc.	40,725	1,169,622	Charles River Laboratories International, Inc.*	63,175	2,108,781
Pier 1 Imports, Inc.	246,925	4,024,878	PerkinElmer, Inc.	72,325	1,923,845
PVH Corp.	27,200	2,203,200	Sirona Dental Systems, Inc.*	76,725	3,282,296
Scripps Networks Interactive, Inc., Class A	32,400	1,774,548	Total Health Care		16,488,135
Wyndham Worldwide Corp.	44,600	2,221,080	Industrials - 11.8%
Total Consumer Discretionary		36,546,454	AGCO Corp.*	36,150	1,453,591
Consumer Staples - 3.9%			Cintas Corp.	70,375	2,596,837
Hain Celestial Group, Inc., The*	30,925	1,716,028	Eaton Corp.	83,700	3,570,642
Herbalife, Ltd.	56,775	2,542,952	Hertz Global Holdings, Inc.*	363,800	4,951,318
Lorillard, Inc.	15,100	1,866,360	KBR, Inc.	67,870	1,728,649
Nu Skin Enterprises, Inc., Class A	67,225	2,882,608	Ryder System, Inc.	59,925	2,589,359
Smithfield Foods, Inc.*	111,950	2,202,057	Snap-on, Inc.	16,650	1,007,492
Total Consumer Staples		11,210,005	Stanley Black & Decker, Inc.	29,500	1,954,375
Energy - 7.2%			Timken Co.	130,675	6,233,198
Energen Corp.	144,350	6,373,052	Triumph Group, Inc.	42,620	2,550,381
HollyFrontier Corp.	184,825	5,448,641	United Rentals, Inc.*	144,275	4,984,701
Oil States International, Inc.*	40,675	2,707,735	Total Industrials		33,620,543
Spectra Energy Corp.	69,875	2,006,111	Information Technology - 8.8%
Superior Energy Services, Inc.*	176,300	3,815,132	Cadence Design Systems, Inc.*	569,125	5,805,075
Total Energy		20,350,671	Cirrus Logic, Inc.*	49,500	1,421,640
Financials - 29.5%			Diebold, Inc.	99,575	3,685,271
Allstate Corp., The	161,575	5,483,855	Jabil Circuit, Inc.	96,725	1,850,349
American Capital Agency Corp.	65,750	2,148,053	Lam Research Corp.*,1	76,225	2,843,192
BioMed Realty Trust, Inc.	291,500	5,261,575	Skyworks Solutions, Inc.*	165,075	4,433,915
Brandywine Realty Trust	432,550	4,857,537	ValueClick, Inc.*	285,700	5,011,178
CBL & Associates Properties, Inc.	195,975	3,421,724	Total Information Technology		25,050,620
Comerica, Inc.	209,950	6,386,679	Materials - 7.5%
Discover Financial Services	179,300	5,936,623	Agrium, Inc.	19,200	1,500,288
DuPont Fabros Technology, Inc.	61,325	1,563,174	Ashland, Inc.	67,375	4,307,284
Fifth Third Bancorp	281,650	3,760,027	Cytec Industries, Inc.	65,150	3,938,969
Home Properties, Inc.	47,125	2,824,672	MeadWestvaco Corp.	139,275	3,830,062
Invesco, Ltd.	170,850	3,715,988	Nucor Corp.	98,400	3,518,784
KeyCorp	799,400	5,995,500	PPG Industries, Inc.	19,650	2,032,596
Kilroy Realty Corp.	50,175	2,303,534	Valspar Corp.	43,100	2,077,851
Lincoln National Corp.	314,100	6,492,447	Total Materials		21,205,834

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value

Utilities - 10.8%			Other Investment Companies - 2.7%[2]
American Water Works Co., Inc.	112,175	$3,837,507	BNY Mellon Overnight Government Fund, 0.18%[3]	2,806,320	$2,806,320
Cleco Corp.	104,375	4,262,675	Dreyfus Cash Management Fund, Institutional Class Shares, 0.09%	4,812,675	4,812,675
CMS Energy Corp.	297,600	6,934,080	Total Other Investment Companies (cost $7,618,995)		7,618,995
FirstEnergy Corp.	32,125	1,503,129	Total Investments - 100.9% (cost $276,238,121)		286,567,310
NiSource, Inc.	311,050	7,804,245	Other Assets, less Liabilities - (0.9)%		(2,662,542)
PPL Corp.	233,450	6,389,526	Net Assets - 100.0%		$283,904,768
Total Utilities		30,731,162
Total Common Stocks
(cost $268,619,126)		278,948,315

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2012, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$70,667,460	$4,977,330	$(3,722,811)	$1,254,519
Systematic Mid Cap Value Fund	280,067,486	17,799,163	(11,299,339)	6,499,824

*	Non-income-producing security.

[1]	Some or all of these shares were out on loan to various brokers as of May 31, 2012, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$130,326	0.2%
Systematic Mid Cap Value Fund	$2,701,005	1.0%

[2]	Yield shown for each investment company represents the May 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of May 31, 2012 , the securities in each Fund were all based as Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedules of Portfolio Investments previously presented in this report.

As of May 31, 2012, each Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: July 26, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: July 26, 2012